Income taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Income taxes

13. Income taxes

Income tax expense is recognized based on management’s best estimate of the average annual effective income tax rate expected for the full financial year, multiplied by the pre-tax income of the interim reporting period. No discrete tax items were recognized during the six months ended June 30, 2026 and 2025.

For the six months ended June 30, 2026 and 2025, the Company’s effective tax rate was 0.0%. The effective income tax rate differs significantly from the statutory tax rate applicable to the Company primarily due to the full recognition of valuation allowances of deferred tax assets and temporary differences incurred during the period.

17. Income taxes

A.	Amounts recognized in profit or loss and other comprehensive income

The total income tax expense recognized in profit or loss and other comprehensive income for the years ended December 31, 2025 and 2024 was nil. This results from a current tax expense of nil and no movement in deferred tax assets or liabilities arising from temporary differences, as the Company did not have any transactions recognized in other comprehensive income during the year.

B.	Reconciliation between income tax (credit) expense and accounting loss:

		2025	2024
		(In thousands of Korean won)
Loss before income tax	₩	(6,141,476)	(8,065,334)
Tax at the statutory income tax rate		(608,006)	(798,468)
Adjustments:
Tax-exempt income		(36,427)	(13,673)
Expenses not deductible for tax purposes		215,761	374,340
Changes in unrecognized temporary difference		125,382	683,633
Other		303,290	(245,832)
Income tax expenses	₩	-	-
Effective income tax rate (*)		0.0%	0.0%

(*)	The effective tax rate is not calculated as the Company incurred a loss before income taxes for the years ended December 31, 2025 and 2024.

C.	Movement in deferred tax balances

i.	Movement in deferred tax balances for the year ended December 31, 2025

		Tax effect
		Beginning	Increase (decrease)	Ending
		(In thousands of Korean won)
Impairment Losses on Intangible Assets	₩	198,000	8,009	206,009
Allowance for doubtful accounts		236,570	(110,216)	126,354
Lease liabilities		66,234	(11,524)	54,710
Property and equipment		(6,265)	(44,292)	(50,557)
Bond with warrants, net		(163,930)	(4,339)	(168,269)
Leasehold deposit receivables		7,278	(1,145)	6,133
Defined benefit liabilities		94,072	3,031	97,103
Derivative liabilities		145,908	(20,396)	125,512
Accrued expenses		(6,092)	(1,270)	(7,362)
Accrued income		(18,219)	(10,536)	(28,755)
Inventories, net		25,372	-	25,372
Provisions for restoration		4,786	31	4,817
Others		13,499	(4,106)	9,393
Total	₩	597,213	(196,753)	400,460
Loss carried forward	₩	3,402,320	378,738	3,781,058
Carryover tax credit		526,463	(56,604)	469,859
Unrecognized deferred tax assets		(4,525,996)	(125,381)	(4,651,377)
Deferred tax assets (liabilities)	₩	-	-	-

ii.	Movement in deferred tax balances for the year ended December 31, 2024

		Tax effect
		Beginning	Increase (decrease)	Ending
		(In thousands of Korean won)
Impairment Losses on Intangible Assets	₩	198,000	-	198,000
Allowance for doubtful accounts		282,093	(45,523)	236,570
Lease liabilities		76,862	(10,628)	66,234
Property and equipment		(77,619)	71,354	(6,265)
Bond with warrants, net		(273,033)	109,103	(163,930)
Leasehold deposit receivables		5,828	1,450	7,278
Defined benefit liabilities		71,120	22,952	94,072
Derivative liabilities		213,102	(67,194)	145,908
Accrued expenses		4,132	(10,224)	(6,092)
Accrued income		(9,587)	(8,632)	(18,219)
Inventories, net		25,372	-	25,372
Provisions for restoration		4,753	33	4,786
Others		17,197	(3,698)	13,499
Total	₩	538,220	58,993	597,213
Loss carried forward	₩	2,893,763	508,557	3,402,320
Carryover tax credit		410,379	116,084	526,463
Unrecognized deferred tax assets		(3,842,362)	(683,634)	(4,525,996)
Deferred tax assets (liabilities)	₩	-	-	-

D.	Deferred assets (liabilities)

i.	Details of unrecognized deferred income tax assets as of December 31, 2025 and 2024 are as follows:

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Unrecognized temporary difference	₩	400,460	597,213
Loss carried forward		3,781,058	3,402,320
Carryover tax credit		469,859	526,463
Total	₩	4,651,377	4,525,996

ii.	Details of unused loss carried forward and unused carryover tax credit that are not recognized as deferred income tax assets as of December 31, 2025 are as follows:

Year of expiration		Unused loss carried forward	Unused carryover tax credit
		(In thousands of Korean won)
2026	₩	722,024	-
2027		292,098	-
2028		319,426	-
2029		383,584	-
2030		49,670	-
2031		281,727	-
After 2031		1,732,529	469,859
Total	₩	3,781,058	469,859

iii.	The timing of recovery of deferred tax assets and liabilities as of December 31, 2025 and 2024 are as follows:

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Deferred tax assets
- Deferred tax assets to be recovered after more than 12 months	₩	4,574,362	4,305,986
- Deferred tax assets to be recovered within 12 months		324,775	468,181
Sub-total		4,899,137	4,774,167
Deferred tax liabilities
- Deferred tax liabilities to be recovered after more than 12 months		(75,235)	(81,256)
- Deferred tax liabilities to be recovered within 12 months		(172,525)	(166,915)
Sub-total		(247,760)	(248,171)
Unrecognized deferred tax assets		(4,651,377)	(4,525,996)
Deferred tax assets (liabilities), net	₩	-	-